Unaudited Condensed Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($)		Common Stock Amounts Prior Period Adjustment	Common Stock Amounts		Subscribed stock Prior Period Adjustment	Subscribed stock	Stock Sub scription Receivable Prior Period Adjustment	Stock Sub scription Receivable	Additional Paid-in Capital Prior Period Adjustment	Additional Paid-in Capital	Accumulated Deficit Prior Period Adjustment	Accumulated Deficit	Comprehensive Income Prior Period Adjustment	Comprehensive Income	Treasury Stock Prior Period Adjustment	Treasury Stock	Noncontrolling Interest Prior Period Adjustment	Noncontrolling Interest	Prior Period Adjustment	Total
Balance at Dec. 31, 2022			$ 3,286	[1]				$ (1,354,440)		$ 67,937,050		$ (54,904,439)		$ 517,128		$ (9,100,000)		$ 137,554		$ 3,236,139
Balance (in Shares) at Dec. 31, 2022	[1]		3,286,190
Balance (in Shares) at Dec. 31, 2022																(27,535)
Prior period adjustment							$ 1,354,440				$ (1,354,440)
Issuance of common shares for cash			$ 300	[1]						1,049,700										1,050,000
Issuance of common shares for cash (in Shares)	[1]		300,000
Issuance of common shares for consulting service			$ 52	[1]						196,048										196,100
Issuance of common shares for consulting service (in Shares)	[1]		51,941
Issuance of common shares for acquisition of property			$ 370	[1]						691,530										691,900
Issuance of common shares for acquisition of property (in Shares)	[1]		370,000
Issuance of common shares for exercise of convertible notes			$ 3,732	[1]						1,782,954										1,786,686
Issuance of common shares for exercise of convertible notes (in Shares)	[1]		3,732,167
Warrant issued with convertible notes payable				[1]						1,729,029										1,729,029
Issuance of pre-funded warrant in connection to the 3rd Lind Note				[1]						700,000										700,000
Exercise of pre-funded warrant			$ 200	[1]						(200)
Exercise of pre-funded warrant (in Shares)	[1]		200,000
Subsidiary executive contribution										82,897								54,603		137,500
Net loss for the period				[1]								(7,788,050)						(492,794)	2,629,444	(8,280,844)
Cumulative transaction adjustments				[1]										(741)						(741)
Distribute as employee compensation				[1]						(190,628)						$ 198,332				7,704
Distribute as employee compensation (in Shares)																982
Balance at Dec. 31, 2023			$ 7,940	[1]						73,978,380		(64,046,929)		516,387		$ (8,901,668)		(300,637)	(6,877,499)	1,253,473
Balance (in Shares) at Dec. 31, 2023	[1]		7,940,298
Balance (in Shares) at Dec. 31, 2023																(26,553)
Issuance of common shares for Lind CN Repayment			$ 752							466,822										467,574
Issuance of common shares for Lind CN Repayment (in Shares)			751,795
Stock based compensation for services			$ 1,303							1,934,452										1,935,755
Stock based compensation for services (in Shares)			1,302,726
Issuance of subsidiary's common shares for consulting service										225,690								157,810		383,500
Decrease in ownership of subsidiary due to share issuance										4,786								(4,786)
Issuance of common shares for acquisition of property			$ 703													$ (703)
Issuance of common shares for acquisition of property (in Shares)			703,496
Issuance of common shares for acquisition of property (in Shares)																(703,496)
Issuance of pre-funded warrant in connection to the 3rd Lind Note										394,071										394,071
Net loss for the period												(2,834,199)						(93,468)		(2,927,667)
Cumulative transaction adjustments														(48,236)						(48,236)
Balance at Mar. 31, 2024			$ 10,698							77,004,201		(66,881,128)		468,151		$ (8,902,371)		(241,081)	(6,028,485)	1,458,470
Balance (in Shares) at Mar. 31, 2024			10,698,315
Balance (in Shares) at Mar. 31, 2024																(730,049)
Balance at Dec. 31, 2023			$ 7,940	[1]						73,978,380		(64,046,929)		516,387		$ (8,901,668)		(300,637)	$ (6,877,499)	1,253,473
Balance (in Shares) at Dec. 31, 2023	[1]		7,940,298
Balance (in Shares) at Dec. 31, 2023																(26,553)
Issuance of common shares for Lind CN Repayment			$ 1,706	[1]						592,008										593,714
Issuance of common shares for Lind CN Repayment (in Shares)	[1]		1,705,303
Stock based compensation for services			$ 2,019	[1]						2,451,854										2,453,873
Stock based compensation for services (in Shares)	[1]		2,019,387
Issuance of common shares for exercise of warrants			$ 1,500	[1]						946,000										947,500
Issuance of common shares for exercise of warrants (in Shares)	[1]		1,500,000
Repurchase of common stock from a prior employee				[1]												$ (7,320)				(7,320)
Repurchase of common stock from a prior employee (in Shares)																(592)
Stock subscription received				[1]		31,040														31,040
Issuance of subsidiary's common shares for consulting service				[1]						225,690								157,810		383,500
Debt discount recognized from Issuance of subsidiary's convertible note				[1]						2,276								1,591		$ 3,867
Decrease in ownership of subsidiary due to share issuance										4,786								(4,786)
Issuance of common shares for cash (in Shares)																				399,384
Issuance of common shares for acquisition of property			$ 703	[1]												$ (703)
Issuance of common shares for acquisition of property (in Shares)	[1]		703,496
Issuance of common shares for acquisition of property (in Shares)																(703,496)
Issuance of pre-funded warrant in connection to the 3rd Lind Note				[1]						394,071										394,071
Net loss for the period				[1]								(4,902,878)						(356,159)		(5,259,037)
Cumulative transaction adjustments				[1]										(70,722)						(70,722)
Balance at Dec. 31, 2024			$ 13,868	[1]		31,040				78,595,065		(68,949,807)		445,665		$ (8,909,691)		(502,181)		723,959
Balance (in Shares) at Dec. 31, 2024	[1]		13,868,484
Balance (in Shares) at Dec. 31, 2024																(730,641)
Issuance of common shares for Lind CN Repayment			$ 400							47,179										47,579
Issuance of common shares for Lind CN Repayment (in Shares)			400,000
Stock based compensation for services			$ 81							48,692										48,773
Stock based compensation for services (in Shares)			80,654
Issuance of common shares for exercise of warrants			$ 1,029							410,638										411,667
Issuance of common shares for exercise of warrants (in Shares)			1,029,167
Issuance of common shares for cash (in Shares)			28,135
Acquiring control of the land										4,513,795								3,156,205		7,670,000
Net loss for the period												(842,075)						(102,115)		(944,190)
Cumulative transaction adjustments														(1,493)						(1,493)
Balance at Mar. 31, 2025			$ 15,378			$ 31,040				$ 83,615,369		$ (69,791,882)		$ 444,172		$ (8,909,691)		$ 2,551,909		$ 7,956,295
Balance (in Shares) at Mar. 31, 2025			15,378,305
Balance (in Shares) at Mar. 31, 2025																(730,641)

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.